Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Time charter revenues	$ 156,060	$ 231,224	$ 365,159
Bareboat charter revenues	33,373	47,101	71,370
Voyage charter revenues	452,889	510,808	708,008
Other income	25,785	20,969	20,678
Total operating revenues	668,107	810,102	1,165,215
Gain (loss) on sale of assets and amortization of deferred gains	16,813	(307,894)	30,935
Operating expenses
Voyage expenses and commission	274,132	295,787	282,708
Ship operating expenses	130,685	187,010	195,679
Profit share expense	0	482	30,566
Contingent rental expense	54,612	0	0
Charter hire expenses	37,461	65,601	134,551
Administrative expenses	33,906	35,886	31,883
Impairment loss	32,042	121,443	0
Depreciation	114,845	195,597	212,851
Total operating expenses	677,683	901,806	888,238
Net operating income (loss)	7,237	(399,598)	307,912
Other income (expenses)
Interest income	130	3,958	13,432
Interest expense	(94,962)	(141,497)	(149,918)
Equity losses of unconsolidated subsidiaries and associated companies	(4)	(600)	(515)
Foreign currency exchange gain	84	106	622
Mark to market of derivatives	1,725	(390)	19
Impairment of securities	0	0	(9,425)
Loss on sale of securities	0	(3,355)	0
Gain on redemption of debt	4,600	0	0
Dividends received, net	134	113	(278)
Other non-operating items, net	1,110	12,005	2,411
Net other expenses	(90,633)	(128,880)	(143,690)
Net (loss) income before income taxes and noncontrolling interest	(83,396)	(528,478)	164,222
Income tax expense	(379)	(532)	(218)
Net (loss) income	(83,775)	(529,010)	164,004
Net loss (income) attributable to noncontrolling interest	1,021	(591)	(2,597)
Net (loss) income attributable to Frontline Ltd.	$ (82,754)	$ (529,601)	$ 161,407
(Loss) earnings per share attributable to Frontline Ltd. stockholders:
Basic (loss) earnings per share (in dollars per share)	$ (1.06)	$ (6.80)	$ 2.07
Weighted average shares outstanding, basic (in 000's)	77,859	77,859	77,859
Diluted (loss) earnings per share (in dollars per share)	$ (1.06)	$ (6.80)	$ 2.01
Weighted average shares outstanding, diluted (in 000's)	77,859	77,859	83,803
Cash dividends per share declared	$ 0.00	$ 0.22	$ 2.00